INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Current tax relating to items credited (charged) directly to equity	$ (42)	$ 20	$ 27